Network Operaton And Support Expenses	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Disclosure Of Network Operation and Support Expenses Explanatory
5	NETWORK OPERATION AND SUPPORT EXPENSES

		2021	2020	2019
	Note	Million	Million	Million
Maintenance, operation support and related expenses		137,095	117,758	92,980
Power and utilities expenses		36,878	37,661	32,837
Charges for use of tower assets	(i) (iii)	26,248	26,836	25,518
Charges for use of lines and network assets	(ii) (iii)	8,272	8,224	7,715
Charges for use of other assets	(ii) (iii)	6,521	6,149	7,492
Others		9,996	9,796	9,268

		225,010	206,424	175,810

Note:

(i)
Charges for use of tower assets include the non-lease components charges (maintenance, certain ancillary facilities usage and related support services) for use of telecommunications towers and variable lease payments not based on an index or a rate, which are recorded in profit or loss as incurred.

(ii)
Charges for use of lines and network assets and other assets mainly include the non-lease
components charges and the lease components charges for lease contracts that are exempted from recognition of right-of-use
assets and lease liabilities, such as short-term lease payments, lease payments of low-value
assets and variable lease payments not based on an index or a rate, which are recorded in profit or loss as incurred.

(iii)
For the year ended December 31, 2021, short-term lease payments and lease payments of low-value
assets amounted to RMB6,576 million (2020: RMB4,462 million; 2019: RMB6,757 million), and variable lease payments not based on an index or a rate, which are recorded in profit or loss as incurred, amounted to RMB7,160 million (2020: RMB7,770 million; 2019: RMB8,186 million).